Document and Entity Information	1 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	Hubilu Venture Corp
Entity Central Index Key	0001639068
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company